Employee Future Benefits - Actuarial Assumptions (Details) - Defined Benefit Pension Plan	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CANADA
Disclosure of defined benefit plans [line items]
Discount rate obligation	3.40%	3.70%	3.90%
Actuarial assumption of discount rates (service cost)	3.50%	3.90%
Inflation rate	2.25%
CANADA | Bottom of range
Disclosure of defined benefit plans [line items]
Salary growth rate	2.00%	1.75%
Inflation rate		2.25%
CANADA | Top of range
Disclosure of defined benefit plans [line items]
Salary growth rate	2.75%	3.00%
Inflation rate		2.50%
UNITED STATES
Disclosure of defined benefit plans [line items]
Discount rate obligation	3.31%	3.73%	3.90%
Actuarial assumption of discount rates (service cost)	3.73%	3.90%
Europe
Disclosure of defined benefit plans [line items]
Discount rate obligation	1.60%	1.90%	2.10%
Actuarial assumption of discount rates (service cost)	1.90%	2.10%
Inflation rate	1.75%	1.75%